Supplementary Oil And Gas Information (Tables)	12 Months Ended
Dec. 31, 2013
Supplementary Oil And Gas Information [Abstract]
Net Proved Reserves

	Natural Gas (Bcf)			Oil & NGLs (MMbbls)
	Canada	United States	Total	Canada	United States	Total
2011
Beginning of year	6,117	7,183	13,300	54.3	38.2	92.5
Revisions and improved recovery	3	(204)	(201)	32.3	(0.7)	31.6
Extensions and discoveries	826	1,121	1,947	18.2	5.4	23.6
Purchase of reserves in place	72	23	95	0.2	0.1	0.3
Sale of reserves in place	(158)	(927)	(1,085)	(4.7)	(1.3)	(6.0)
Production	(531)	(685)	(1,216)	(5.3)	(3.5)	(8.8)
End of year	6,329	6,511	12,840	95.0	38.2	133.2
Developed	3,523	3,286	6,809	39.6	24.4	64.0
Undeveloped	2,806	3,225	6,031	55.4	13.8	69.2
Total	6,329	6,511	12,840	95.0	38.2	133.2

2012
Beginning of year	6,329	6,511	12,840	95.0	38.2	133.2
Revisions and improved recovery (3)	(1,497)	(1,701)	(3,198)	(10.0)	38.9	28.9
Extensions and discoveries	638	338	976	25.9	39.2	65.1
Purchase of reserves in place	38	8	46	-	0.1	0.1
Sale of reserves in place	(461)	(321)	(782)	(2.2)	(3.8)	(6.0)
Production	(497)	(593)	(1,090)	(7.1)	(4.2)	(11.3)
End of year	4,550	4,242	8,792	101.6	108.4	210.0
Developed	2,985	2,628	5,613	47.8	43.1	90.9
Undeveloped	1,565	1,614	3,179	53.8	65.3	119.1
Total	4,550	4,242	8,792	101.6	108.4	210.0

2013
Beginning of year	4,550	4,242	8,792	101.6	108.4	210.0
Revisions and improved recovery (4)	(256)	(362)	(618)	(7.0)	(17.3)	(24.3)
Extensions and discoveries	499	482	981	28.2	27.6	55.8
Purchase of reserves in place	-	7	7	-	0.6	0.6
Sale of reserves in place	(295)	(1)	(296)	(1.5)	(0.1)	(1.6)
Production	(523)	(491)	(1,014)	(11.1)	(8.6)	(19.7)
End of year	3,975	3,877	7,852	110.2	110.6	220.8
Developed	2,744	2,619	5,363	61.1	55.2	116.3
Undeveloped	1,231	1,258	2,489	49.1	55.4	104.5
Total	3,975	3,877	7,852	110.2	110.6	220.8

Notes:

(1)Definitions:

a. “Net” reserves are the remaining reserves of Encana, after deduction of estimated royalties and including royalty interests.

b. “Proved” oil and gas reserves are those quantities of oil and gas which by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations.

c. “Developed” oil and gas reserves are reserves of any category that are expected to be recovered through existing wells with existing equipment and operating methods or in which the cost of the required equipment is relatively minor compared to the cost of a new well.

d. “Undeveloped” oil and gas reserves are reserves of any category that are expected to be recovered from new wells on undrilled acreage, or from existing wells where a relatively major expenditure is required for recompletion.

(2)Encana does not file any estimates of total net proved natural gas, oil and NGL reserves with any U.S. federal authority or agency other than the Securities and Exchange Commission.

(3)   In 2012, revisions and improved recovery for natural gas included a reduction of 4,589 Bcf due to significantly lower 12-month average trailing natural gas prices, partially offset by additions of 1,391 Bcf for technical revisions and improved recovery.

(4)   In 2013, revisions and improved recovery for natural gas included a reduction of 2,872 Bcf due to lower proved undeveloped reserves bookings, partially offset by additions of 2,233 Bcf due to significantly higher 12-month average trailing natural gas prices and minor positive revisions.

12-Month Average Trailing Prices

The following reference prices were utilized in the determination of reserves and future net revenue:

	Natural Gas		Oil & NGLs
	Henry Hub ($/MMBtu)	AECO (C$/MMBtu)	WTI ($/bbl)	Edmonton Light Sweet (C$/bbl)

Reserves Pricing (1)
2011	4.12	3.76	96.19	96.53
2012	2.76	2.35	94.71	87.42
2013	3.67	3.14	96.94	93.44

 (1)All prices were held constant in all future years when estimating net revenues and reserves.

Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

	Canada			United States
($ millions)	2013	2012	2011	2013	2012	2011

Future cash inflows	19,039	15,471	27,731	17,217	14,124	26,558
Less future:
Production costs	7,377	6,273	9,717	4,484	4,095	6,195
Development costs	4,515	5,117	8,186	3,982	4,210	7,786
Income taxes	652	-	784	1,615	555	2,730
Future net cash flows	6,495	4,081	9,044	7,136	5,264	9,847
Less 10% annual discount for estimated timing of cash flows	1,836	1,079	3,759	2,978	2,249	4,384
Discounted future net cash flows	4,659	3,002	5,285	4,158	3,015	5,463

	Total
($ millions)	2013	2012	2011

Future cash inflows	36,256	29,595	54,289
Less future:
Production costs	11,861	10,368	15,912
Development costs	8,497	9,327	15,972
Income taxes	2,267	555	3,514
Future net cash flows	13,631	9,345	18,891
Less 10% annual discount for estimated timing of cash flows	4,814	3,328	8,143
Discounted future net cash flows	8,817	6,017	10,748

Changes In Standardized Measure Of Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves

CHANGES IN STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	Canada			United States
($ millions)	2013	2012	2011	2013	2012	2011

Balance, beginning of year	3,002	5,285	5,289	3,015	5,463	6,147
Changes resulting from:
Sales of oil and gas produced during the period	(1,649)	(1,808)	(1,951)	(1,490)	(2,223)	(2,653)
Discoveries and extensions, net of related costs	725	509	1,161	633	319	887
Purchases of proved reserves in place	-	7	55	16	8	42
Sales and transfers of proved reserves in place	(304)	(155)	(212)	(2)	(369)	(1,021)
Net change in prices and production costs	2,703	(1,364)	516	1,891	(2,106)	733
Revisions to quantity estimates	(178)	(1,290)	188	(324)	(2,858)	(336)
Accretion of discount	311	571	576	333	693	762
Previously estimated development costs incurred,
net of change in future development costs	417	946	(441)	708	3,021	832
Other	14	(7)	54	(68)	(79)	63
Net change in income taxes	(382)	308	50	(554)	1,146	7
Balance, end of year	4,659	3,002	5,285	4,158	3,015	5,463

	Total
($ millions)	2013	2012	2011

Balance, beginning of year	6,017	10,748	11,436
Changes resulting from:
Sales of oil and gas produced during the period	(3,139)	(4,031)	(4,604)
Discoveries and extensions, net of related costs	1,358	828	2,048
Purchases of proved reserves in place	16	15	97
Sales and transfers of proved reserves in place	(306)	(524)	(1,233)
Net change in prices and production costs	4,594	(3,470)	1,249
Revisions to quantity estimates	(502)	(4,148)	(148)
Accretion of discount	644	1,264	1,338
Previously estimated development costs incurred,
net of change in future development costs	1,125	3,967	391
Other	(54)	(86)	117
Net change in income taxes	(936)	1,454	57
Balance, end of year	8,817	6,017	10,748

Results Of Operations

RESULTS OF OPERATIONS

	Canada			United States
($ millions)	2013	2012	2011	2013	2012	2011

Oil and gas revenues, net of royalties, transportation	2,068	2,205	2,382	2,041	2,713	3,294
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	419	397	431	551	490	641
Depreciation, depletion and amortization	601	748	966	818	1,102	1,226
Impairments	-	1,822	2,249	-	2,842	-
Operating income (loss)	1,048	(762)	(1,264)	672	(1,721)	1,427
Income taxes	264	(191)	(335)	243	(623)	517
Results of operations	784	(571)	(929)	429	(1,098)	910

	Total
($ millions)	2013	2012	2011

Oil and gas revenues, net of royalties, transportation	4,109	4,918	5,676
and processing
Less:
Operating costs, production and mineral taxes,
and accretion of asset retirement obligations	970	887	1,072
Depreciation, depletion and amortization	1,419	1,850	2,192
Impairments	-	4,664	2,249
Operating income (loss)	1,720	(2,483)	163
Income taxes	507	(814)	182
Results of operations	1,213	(1,669)	(19)

Capitalized Costs

	Canada			United States
($ millions)	2013	2012	2011	2013	2012	2011

Proved oil and gas properties	25,003	26,024	27,259	26,529	24,825	23,319
Unproved oil and gas properties	598	716	968	470	579	458
Total capital cost	25,601	26,740	28,227	26,999	25,404	23,777
Accumulated DD&A	23,012	23,962	20,906	22,074	21,236	17,294
Net capitalized costs	2,589	2,778	7,321	4,925	4,168	6,483

	Other			Total
($ millions)	2013	2012	2011	2013	2012	2011

Proved oil and gas properties	71	104	112	51,603	50,953	50,690
Unproved oil and gas properties	-	-	-	1,068	1,295	1,426
Total capital cost	71	104	112	52,671	52,248	52,116
Accumulated DD&A	71	104	112	45,157	45,302	38,312
Net capitalized costs	-	-	-	7,514	6,946	13,804

Costs Incurred

COSTS INCURRED

	Canada			United States
($ millions)	2013	2012	2011	2013	2012	2011

Acquisitions
Unproved	26	121	261	111	235	53
Proved	2	18	149	45	5	52
Total acquisitions	28	139	410	156	240	105
Exploration costs	22	201	174	412	633	181
Development costs	1,343	1,366	1,857	871	1,094	2,265
Total costs incurred	1,393	1,706	2,441	1,439	1,967	2,551

	Total
($ millions)	2013	2012	2011

Acquisitions
Unproved	137	356	314
Proved	47	23	201
Total acquisitions	184	379	515
Exploration costs	434	834	355
Development costs	2,214	2,460	4,122
Total costs incurred	2,832	3,673	4,992

Cost Not Subject To Depletion Or Amortization

As at December 31	2013	2012

Canada	$598	$716
United States	470	579
	$1,068	$1,295

The following is a summary of the costs related to Encana’s unproved properties as at December 31, 2013:

	2013	2012	2011	Prior to 2011	Total

Acquisition Costs	$144	$356	$265	$200	$965
Exploration Costs	43	33	15	12	103
	$187	$389	$280	$212	$1,068